SCHEDULE OF BANK BORROWINGS (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 4,507,236	$ 5,094,545
Interest paid	$ 259,033	$ 269,855	$ 214,627
Weighted average interest rate	4.30%	4.40%
Mr Ming Chao Huang [Member]
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 3,820,949	$ 3,894,697